Risk Management - Disclosure of credit risk profile by internal PD grade classified as assets held for sale (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 1,491,765	£ 1,451,654
Expected credit loss rate	100.00%
Retail credit cards
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 34,779	£ 34,221
Expected credit loss rate	8.70%	9.20%
Retail other
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 13,808	£ 9,952
Expected credit loss rate	2.90%	3.40%
Corporate loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 129,625	£ 127,062
Expected credit loss rate	0.90%	1.00%
100% | Retail credit cards
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 436	£ 387
Expected credit loss rate	77.60%	77.50%
100% | Retail other
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 234	£ 317
Expected credit loss rate	40.80%	35.70%
100% | Corporate loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 2,489	£ 1,954
Expected credit loss rate	20.00%	23.40%
Assets and liabilities classified as held for sale | Retail credit cards | Co-branded card portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 5,970
Expected credit loss rate	4.30%
Assets and liabilities classified as held for sale | Retail credit cards | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 2,192	£ 2,034
Expected credit loss rate	5.00%	5.70%
Assets and liabilities classified as held for sale | Retail other | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 1,328	£ 1,821
Expected credit loss rate	6.80%	5.80%
Assets and liabilities classified as held for sale | Corporate loans | Co-branded card portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 54
Expected credit loss rate	8.50%
Assets and liabilities classified as held for sale | 100% | Retail credit cards | Co-branded card portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 11
Expected credit loss rate	80.70%
Assets and liabilities classified as held for sale | 100% | Retail credit cards | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 24	£ 24
Expected credit loss rate	74.20%	73.90%
Assets and liabilities classified as held for sale | 100% | Retail other | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 23	£ 24
Expected credit loss rate	67.60%	71.40%
Assets and liabilities classified as held for sale | 100% | Corporate loans | Co-branded card portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 0
Expected credit loss rate	100.00%
Strong | 0.0 to 0.05% | Retail credit cards
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 119	£ 133
Expected credit loss rate	0.00%	0.00%
Strong | 0.0 to 0.05% | Retail other
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 76	£ 66
Expected credit loss rate	1.30%	1.50%
Strong | 0.0 to 0.05% | Corporate loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 41,634	£ 37,125
Expected credit loss rate	0.00%	0.00%
Strong | 0.05 to 0.15% | Retail credit cards
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 1,708	£ 1,465
Expected credit loss rate	0.10%	0.10%
Strong | 0.05 to 0.15% | Retail other
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 578	£ 572
Expected credit loss rate	0.30%	0.20%
Strong | 0.05 to 0.15% | Corporate loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 24,217	£ 23,421
Expected credit loss rate	0.00%	0.10%
Strong | 0.15 to 0.30% | Retail credit cards
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 3,588	£ 3,371
Expected credit loss rate	0.30%	0.30%
Strong | 0.15 to 0.30% | Retail other
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 776	£ 968
Expected credit loss rate	0.50%	0.20%
Strong | 0.15 to 0.30% | Corporate loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 12,497	£ 11,167
Expected credit loss rate	0.10%	0.10%
Strong | 0.30 to 0.60% | Retail credit cards
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 5,742	£ 5,232
Expected credit loss rate	0.50%	0.50%
Strong | 0.30 to 0.60% | Retail other
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 4,584	£ 4,399
Expected credit loss rate	0.30%	0.50%
Strong | 0.30 to 0.60% | Corporate loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 17,212	£ 18,259
Expected credit loss rate	0.20%	0.20%
Strong | Assets and liabilities classified as held for sale | 0.0 to 0.05% | Retail credit cards | Co-branded card portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 0
Expected credit loss rate	0.00%
Strong | Assets and liabilities classified as held for sale | 0.0 to 0.05% | Retail credit cards | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 62	£ 52
Expected credit loss rate	0.00%	0.00%
Strong | Assets and liabilities classified as held for sale | 0.0 to 0.05% | Retail other | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 1	£ 0
Expected credit loss rate	0.00%	0.00%
Strong | Assets and liabilities classified as held for sale | 0.0 to 0.05% | Corporate loans | Co-branded card portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 0
Expected credit loss rate	0.00%
Strong | Assets and liabilities classified as held for sale | 0.05 to 0.15% | Retail credit cards | Co-branded card portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 0
Expected credit loss rate	0.00%
Strong | Assets and liabilities classified as held for sale | 0.05 to 0.15% | Retail credit cards | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 288	£ 232
Expected credit loss rate	0.30%	0.00%
Strong | Assets and liabilities classified as held for sale | 0.05 to 0.15% | Retail other | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 25	£ 16
Expected credit loss rate	0.00%	0.00%
Strong | Assets and liabilities classified as held for sale | 0.05 to 0.15% | Corporate loans | Co-branded card portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 0
Expected credit loss rate	0.00%
Strong | Assets and liabilities classified as held for sale | 0.15 to 0.30% | Retail credit cards | Co-branded card portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 0
Expected credit loss rate	0.00%
Strong | Assets and liabilities classified as held for sale | 0.15 to 0.30% | Retail credit cards | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 151	£ 148
Expected credit loss rate	0.70%	0.00%
Strong | Assets and liabilities classified as held for sale | 0.15 to 0.30% | Retail other | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 110	£ 90
Expected credit loss rate	0.00%	0.00%
Strong | Assets and liabilities classified as held for sale | 0.15 to 0.30% | Corporate loans | Co-branded card portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 0
Expected credit loss rate	0.00%
Strong | Assets and liabilities classified as held for sale | 0.30 to 0.60% | Retail credit cards | Co-branded card portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 0
Expected credit loss rate	0.00%
Strong | Assets and liabilities classified as held for sale | 0.30 to 0.60% | Retail credit cards | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 249	£ 225
Expected credit loss rate	0.40%	0.40%
Strong | Assets and liabilities classified as held for sale | 0.30 to 0.60% | Retail other | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 293	£ 347
Expected credit loss rate	0.30%	0.30%
Strong | Assets and liabilities classified as held for sale | 0.30 to 0.60% | Corporate loans | Co-branded card portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 0
Expected credit loss rate	0.00%
Satisfactory | 0.60 to 2.15% | Retail credit cards
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 10,278	£ 11,032
Expected credit loss rate	1.80%	1.40%
Satisfactory | 0.60 to 2.15% | Retail other
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 5,909	£ 2,110
Expected credit loss rate	1.50%	1.40%
Satisfactory | 0.60 to 2.15% | Corporate loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 20,316	£ 21,953
Expected credit loss rate	0.60%	0.80%
Satisfactory | 2.15 to 11.35% | Retail credit cards
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 11,501	£ 11,290
Expected credit loss rate	6.00%	8.20%
Satisfactory | 2.15 to 11.35% | Retail other
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 1,481	£ 1,380
Expected credit loss rate	4.00%	4.50%
Satisfactory | 2.15 to 11.35% | Corporate loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 8,987	£ 10,871
Expected credit loss rate	2.20%	2.40%
Satisfactory | Assets and liabilities classified as held for sale | 0.60 to 2.15% | Retail credit cards | Co-branded card portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 5,431
Expected credit loss rate	1.20%
Satisfactory | Assets and liabilities classified as held for sale | 0.60 to 2.15% | Retail credit cards | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 924	£ 816
Expected credit loss rate	1.00%	1.60%
Satisfactory | Assets and liabilities classified as held for sale | 0.60 to 2.15% | Retail other | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 541	£ 799
Expected credit loss rate	1.80%	1.20%
Satisfactory | Assets and liabilities classified as held for sale | 0.60 to 2.15% | Corporate loans | Co-branded card portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 48
Expected credit loss rate	2.00%
Satisfactory | Assets and liabilities classified as held for sale | 2.15 to 11.35% | Retail credit cards | Co-branded card portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 528
Expected credit loss rate	23.40%
Satisfactory | Assets and liabilities classified as held for sale | 2.15 to 11.35% | Retail credit cards | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 435	£ 482
Expected credit loss rate	4.60%	5.50%
Satisfactory | Assets and liabilities classified as held for sale | 2.15 to 11.35% | Retail other | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 321	£ 521
Expected credit loss rate	8.80%	6.30%
Satisfactory | Assets and liabilities classified as held for sale | 2.15 to 11.35% | Corporate loans | Co-branded card portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 6
Expected credit loss rate	33.30%
Higher Risk | 11.35 to 100% | Retail credit cards
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 1,407	£ 1,311
Expected credit loss rate	37.30%	42.00%
Higher Risk | 11.35 to 100% | Retail other
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 170	£ 140
Expected credit loss rate	30.30%	29.30%
Higher Risk | 11.35 to 100% | Corporate loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 2,273	£ 2,312
Expected credit loss rate	6.70%	7.30%
Higher Risk | Assets and liabilities classified as held for sale | 11.35 to 100% | Retail credit cards | Co-branded card portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 0
Expected credit loss rate	0.00%
Higher Risk | Assets and liabilities classified as held for sale | 11.35 to 100% | Retail credit cards | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 59	£ 55
Expected credit loss rate	19.20%	20.30%
Higher Risk | Assets and liabilities classified as held for sale | 11.35 to 100% | Retail other | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 14	£ 24
Expected credit loss rate	33.30%	20.00%
Higher Risk | Assets and liabilities classified as held for sale | 11.35 to 100% | Corporate loans | Co-branded card portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 0
Expected credit loss rate	0.00%
Gross exposure | Retail credit cards
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 38,086	£ 37,707	£ 37,617
Gross exposure | Retail credit cards | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	38,086	37,707
Gross exposure | Retail credit cards | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	31,126	30,409	29,788
Gross exposure | Retail credit cards | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	5,017	5,578	6,449
Gross exposure | Retail credit cards | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	1,903	1,720	1,380
Gross exposure | Retail credit cards | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	40	0	0
Gross exposure | Retail other
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	14,218	10,305	15,658
Gross exposure | Retail other | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	14,218	10,305
Gross exposure | Retail other | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	12,450	8,469	13,470
Gross exposure | Retail other | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	1,373	1,343	1,468
Gross exposure | Retail other | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	378	493	720
Gross exposure | Retail other | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	17	0	0
Gross exposure | Corporate loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	130,791	128,361	131,281
Gross exposure | Corporate loans | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	130,791	128,361
Gross exposure | Corporate loans | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	116,508	112,505	111,891
Gross exposure | Corporate loans | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	11,167	13,302	16,818
Gross exposure | Corporate loans | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	3,116	2,554	2,572
Gross exposure | Corporate loans | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0	0
Gross exposure | 100% | Retail credit cards | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	1,943	1,720
Gross exposure | 100% | Retail credit cards | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | 100% | Retail credit cards | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | 100% | Retail credit cards | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	1,903	1,720
Gross exposure | 100% | Retail credit cards | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	40	0
Gross exposure | 100% | Retail other | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	395	493
Gross exposure | 100% | Retail other | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | 100% | Retail other | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | 100% | Retail other | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	378	493
Gross exposure | 100% | Retail other | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	17	0
Gross exposure | 100% | Corporate loans | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	3,113	2,550
Gross exposure | 100% | Corporate loans | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | 100% | Corporate loans | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | 100% | Corporate loans | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	3,113	2,550
Gross exposure | 100% | Corporate loans | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Assets and liabilities classified as held for sale | Retail credit cards | Co-branded card portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	6,241	0
Gross exposure | Assets and liabilities classified as held for sale | Retail credit cards | Co-branded card portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	6,241
Gross exposure | Assets and liabilities classified as held for sale | Retail credit cards | Co-branded card portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	5,495	0
Gross exposure | Assets and liabilities classified as held for sale | Retail credit cards | Co-branded card portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	689	0
Gross exposure | Assets and liabilities classified as held for sale | Retail credit cards | Co-branded card portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	57
Gross exposure | Assets and liabilities classified as held for sale | Retail credit cards | Co-branded card portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Gross exposure | Assets and liabilities classified as held for sale | Retail credit cards | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	2,308	2,158
Gross exposure | Assets and liabilities classified as held for sale | Retail credit cards | German Consumer Finance portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	2,308	2,158
Gross exposure | Assets and liabilities classified as held for sale | Retail credit cards | German Consumer Finance portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	1,908	1,621
Gross exposure | Assets and liabilities classified as held for sale | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	307	445
Gross exposure | Assets and liabilities classified as held for sale | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	93	92
Gross exposure | Assets and liabilities classified as held for sale | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Assets and liabilities classified as held for sale | Retail other | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	1,425	1,933
Gross exposure | Assets and liabilities classified as held for sale | Retail other | German Consumer Finance portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	1,425	1,933
Gross exposure | Assets and liabilities classified as held for sale | Retail other | German Consumer Finance portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	1,134	1,561
Gross exposure | Assets and liabilities classified as held for sale | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	220	288
Gross exposure | Assets and liabilities classified as held for sale | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	71	84
Gross exposure | Assets and liabilities classified as held for sale | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Assets and liabilities classified as held for sale | Corporate loans | Co-branded card portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	59	0
Gross exposure | Assets and liabilities classified as held for sale | Corporate loans | Co-branded card portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	59
Gross exposure | Assets and liabilities classified as held for sale | Corporate loans | Co-branded card portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	49	0
Gross exposure | Assets and liabilities classified as held for sale | Corporate loans | Co-branded card portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	9	0
Gross exposure | Assets and liabilities classified as held for sale | Corporate loans | Co-branded card portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	1
Gross exposure | Assets and liabilities classified as held for sale | Corporate loans | Co-branded card portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Gross exposure | Assets and liabilities classified as held for sale | 100% | Retail credit cards | Co-branded card portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	57
Gross exposure | Assets and liabilities classified as held for sale | 100% | Retail credit cards | Co-branded card portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Gross exposure | Assets and liabilities classified as held for sale | 100% | Retail credit cards | Co-branded card portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Gross exposure | Assets and liabilities classified as held for sale | 100% | Retail credit cards | Co-branded card portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	57
Gross exposure | Assets and liabilities classified as held for sale | 100% | Retail credit cards | Co-branded card portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Gross exposure | Assets and liabilities classified as held for sale | 100% | Retail credit cards | German Consumer Finance portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	93	92
Gross exposure | Assets and liabilities classified as held for sale | 100% | Retail credit cards | German Consumer Finance portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Assets and liabilities classified as held for sale | 100% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Assets and liabilities classified as held for sale | 100% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	93	92
Gross exposure | Assets and liabilities classified as held for sale | 100% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Assets and liabilities classified as held for sale | 100% | Retail other | German Consumer Finance portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	71	84
Gross exposure | Assets and liabilities classified as held for sale | 100% | Retail other | German Consumer Finance portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Assets and liabilities classified as held for sale | 100% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Assets and liabilities classified as held for sale | 100% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	71	84
Gross exposure | Assets and liabilities classified as held for sale | 100% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Assets and liabilities classified as held for sale | 100% | Corporate loans | Co-branded card portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	1
Gross exposure | Assets and liabilities classified as held for sale | 100% | Corporate loans | Co-branded card portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Gross exposure | Assets and liabilities classified as held for sale | 100% | Corporate loans | Co-branded card portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Gross exposure | Assets and liabilities classified as held for sale | 100% | Corporate loans | Co-branded card portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	1
Gross exposure | Assets and liabilities classified as held for sale | 100% | Corporate loans | Co-branded card portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Gross exposure | Strong | 0.0 to 0.05% | Retail credit cards | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	119	133
Gross exposure | Strong | 0.0 to 0.05% | Retail credit cards | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	119	133
Gross exposure | Strong | 0.0 to 0.05% | Retail credit cards | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | 0.0 to 0.05% | Retail credit cards | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | 0.0 to 0.05% | Retail credit cards | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | 0.0 to 0.05% | Retail other | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	77	67
Gross exposure | Strong | 0.0 to 0.05% | Retail other | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	76	67
Gross exposure | Strong | 0.0 to 0.05% | Retail other | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	1	0
Gross exposure | Strong | 0.0 to 0.05% | Retail other | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | 0.0 to 0.05% | Retail other | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | 0.0 to 0.05% | Corporate loans | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	41,643	37,131
Gross exposure | Strong | 0.0 to 0.05% | Corporate loans | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	41,412	36,981
Gross exposure | Strong | 0.0 to 0.05% | Corporate loans | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	228	146
Gross exposure | Strong | 0.0 to 0.05% | Corporate loans | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	3	4
Gross exposure | Strong | 0.0 to 0.05% | Corporate loans | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | 0.05 to 0.15% | Retail credit cards | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	1,710	1,467
Gross exposure | Strong | 0.05 to 0.15% | Retail credit cards | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	1,706	1,463
Gross exposure | Strong | 0.05 to 0.15% | Retail credit cards | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	4	4
Gross exposure | Strong | 0.05 to 0.15% | Retail credit cards | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | 0.05 to 0.15% | Retail credit cards | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | 0.05 to 0.15% | Retail other | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	580	573
Gross exposure | Strong | 0.05 to 0.15% | Retail other | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	575	569
Gross exposure | Strong | 0.05 to 0.15% | Retail other | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	5	4
Gross exposure | Strong | 0.05 to 0.15% | Retail other | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | 0.05 to 0.15% | Retail other | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | 0.05 to 0.15% | Corporate loans | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	24,227	23,436
Gross exposure | Strong | 0.05 to 0.15% | Corporate loans | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	24,082	23,344
Gross exposure | Strong | 0.05 to 0.15% | Corporate loans | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	145	92
Gross exposure | Strong | 0.05 to 0.15% | Corporate loans | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | 0.05 to 0.15% | Corporate loans | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | 0.15 to 0.30% | Retail credit cards | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	3,597	3,380
Gross exposure | Strong | 0.15 to 0.30% | Retail credit cards | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	3,592	3,374
Gross exposure | Strong | 0.15 to 0.30% | Retail credit cards | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	5	6
Gross exposure | Strong | 0.15 to 0.30% | Retail credit cards | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | 0.15 to 0.30% | Retail credit cards | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | 0.15 to 0.30% | Retail other | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	780	970
Gross exposure | Strong | 0.15 to 0.30% | Retail other | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	774	964
Gross exposure | Strong | 0.15 to 0.30% | Retail other | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	6	6
Gross exposure | Strong | 0.15 to 0.30% | Retail other | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | 0.15 to 0.30% | Retail other | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | 0.15 to 0.30% | Corporate loans | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	12,508	11,179
Gross exposure | Strong | 0.15 to 0.30% | Corporate loans | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	11,933	10,833
Gross exposure | Strong | 0.15 to 0.30% | Corporate loans | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	575	346
Gross exposure | Strong | 0.15 to 0.30% | Corporate loans | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | 0.15 to 0.30% | Corporate loans | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | 0.30 to 0.60% | Retail credit cards | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	5,768	5,259
Gross exposure | Strong | 0.30 to 0.60% | Retail credit cards | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	5,758	5,248
Gross exposure | Strong | 0.30 to 0.60% | Retail credit cards | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	10	11
Gross exposure | Strong | 0.30 to 0.60% | Retail credit cards | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | 0.30 to 0.60% | Retail credit cards | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | 0.30 to 0.60% | Retail other | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	4,598	4,419
Gross exposure | Strong | 0.30 to 0.60% | Retail other | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	4,539	4,369
Gross exposure | Strong | 0.30 to 0.60% | Retail other | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	59	50
Gross exposure | Strong | 0.30 to 0.60% | Retail other | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | 0.30 to 0.60% | Retail other | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | 0.30 to 0.60% | Corporate loans | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	17,238	18,304
Gross exposure | Strong | 0.30 to 0.60% | Corporate loans | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	16,861	17,914
Gross exposure | Strong | 0.30 to 0.60% | Corporate loans | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	377	390
Gross exposure | Strong | 0.30 to 0.60% | Corporate loans | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | 0.30 to 0.60% | Corporate loans | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.0 to 0.05% | Retail credit cards | Co-branded card portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.0 to 0.05% | Retail credit cards | Co-branded card portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.0 to 0.05% | Retail credit cards | Co-branded card portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.0 to 0.05% | Retail credit cards | Co-branded card portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.0 to 0.05% | Retail credit cards | Co-branded card portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.0 to 0.05% | Retail credit cards | German Consumer Finance portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	62	52
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.0 to 0.05% | Retail credit cards | German Consumer Finance portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	62	52
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.0 to 0.05% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.0 to 0.05% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.0 to 0.05% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.0 to 0.05% | Retail other | German Consumer Finance portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	1	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.0 to 0.05% | Retail other | German Consumer Finance portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	1	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.0 to 0.05% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.0 to 0.05% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.0 to 0.05% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.0 to 0.05% | Corporate loans | Co-branded card portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.0 to 0.05% | Corporate loans | Co-branded card portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.0 to 0.05% | Corporate loans | Co-branded card portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.0 to 0.05% | Corporate loans | Co-branded card portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.0 to 0.05% | Corporate loans | Co-branded card portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.05 to 0.15% | Retail credit cards | Co-branded card portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.05 to 0.15% | Retail credit cards | Co-branded card portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.05 to 0.15% | Retail credit cards | Co-branded card portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.05 to 0.15% | Retail credit cards | Co-branded card portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.05 to 0.15% | Retail credit cards | Co-branded card portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.05 to 0.15% | Retail credit cards | German Consumer Finance portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	289	232
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.05 to 0.15% | Retail credit cards | German Consumer Finance portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	289	232
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.05 to 0.15% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.05 to 0.15% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.05 to 0.15% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.05 to 0.15% | Retail other | German Consumer Finance portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	25	16
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.05 to 0.15% | Retail other | German Consumer Finance portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	25	16
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.05 to 0.15% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.05 to 0.15% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.05 to 0.15% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.05 to 0.15% | Corporate loans | Co-branded card portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.05 to 0.15% | Corporate loans | Co-branded card portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.05 to 0.15% | Corporate loans | Co-branded card portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.05 to 0.15% | Corporate loans | Co-branded card portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.05 to 0.15% | Corporate loans | Co-branded card portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.15 to 0.30% | Retail credit cards | Co-branded card portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.15 to 0.30% | Retail credit cards | Co-branded card portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.15 to 0.30% | Retail credit cards | Co-branded card portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.15 to 0.30% | Retail credit cards | Co-branded card portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.15 to 0.30% | Retail credit cards | Co-branded card portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.15 to 0.30% | Retail credit cards | German Consumer Finance portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	152	148
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.15 to 0.30% | Retail credit cards | German Consumer Finance portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	152	148
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.15 to 0.30% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.15 to 0.30% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.15 to 0.30% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.15 to 0.30% | Retail other | German Consumer Finance portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	110	90
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.15 to 0.30% | Retail other | German Consumer Finance portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	110	90
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.15 to 0.30% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.15 to 0.30% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.15 to 0.30% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.15 to 0.30% | Corporate loans | Co-branded card portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.15 to 0.30% | Corporate loans | Co-branded card portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.15 to 0.30% | Corporate loans | Co-branded card portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.15 to 0.30% | Corporate loans | Co-branded card portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.15 to 0.30% | Corporate loans | Co-branded card portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.30 to 0.60% | Retail credit cards | Co-branded card portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.30 to 0.60% | Retail credit cards | Co-branded card portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.30 to 0.60% | Retail credit cards | Co-branded card portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.30 to 0.60% | Retail credit cards | Co-branded card portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.30 to 0.60% | Retail credit cards | Co-branded card portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.30 to 0.60% | Retail credit cards | German Consumer Finance portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	250	226
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.30 to 0.60% | Retail credit cards | German Consumer Finance portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	250	226
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.30 to 0.60% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.30 to 0.60% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.30 to 0.60% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.30 to 0.60% | Retail other | German Consumer Finance portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	294	348
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.30 to 0.60% | Retail other | German Consumer Finance portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	294	348
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.30 to 0.60% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.30 to 0.60% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.30 to 0.60% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.30 to 0.60% | Corporate loans | Co-branded card portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.30 to 0.60% | Corporate loans | Co-branded card portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.30 to 0.60% | Corporate loans | Co-branded card portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.30 to 0.60% | Corporate loans | Co-branded card portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.30 to 0.60% | Corporate loans | Co-branded card portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Gross exposure | Satisfactory | 0.60 to 2.15% | Retail credit cards | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	10,469	11,183
Gross exposure | Satisfactory | 0.60 to 2.15% | Retail credit cards | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	10,298	11,010
Gross exposure | Satisfactory | 0.60 to 2.15% | Retail credit cards | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	171	173
Gross exposure | Satisfactory | 0.60 to 2.15% | Retail credit cards | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Satisfactory | 0.60 to 2.15% | Retail credit cards | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Satisfactory | 0.60 to 2.15% | Retail other | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	6,001	2,140
Gross exposure | Satisfactory | 0.60 to 2.15% | Retail other | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	5,762	1,899
Gross exposure | Satisfactory | 0.60 to 2.15% | Retail other | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	239	241
Gross exposure | Satisfactory | 0.60 to 2.15% | Retail other | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Satisfactory | 0.60 to 2.15% | Retail other | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Satisfactory | 0.60 to 2.15% | Corporate loans | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	20,439	22,127
Gross exposure | Satisfactory | 0.60 to 2.15% | Corporate loans | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	16,673	17,433
Gross exposure | Satisfactory | 0.60 to 2.15% | Corporate loans | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	3,766	4,694
Gross exposure | Satisfactory | 0.60 to 2.15% | Corporate loans | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Satisfactory | 0.60 to 2.15% | Corporate loans | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Satisfactory | 2.15 to 11.35% | Retail credit cards | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	12,237	12,303
Gross exposure | Satisfactory | 2.15 to 11.35% | Retail credit cards | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	9,330	8,867
Gross exposure | Satisfactory | 2.15 to 11.35% | Retail credit cards | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	2,907	3,436
Gross exposure | Satisfactory | 2.15 to 11.35% | Retail credit cards | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Satisfactory | 2.15 to 11.35% | Retail credit cards | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Satisfactory | 2.15 to 11.35% | Retail other | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	1,543	1,445
Gross exposure | Satisfactory | 2.15 to 11.35% | Retail other | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	656	583
Gross exposure | Satisfactory | 2.15 to 11.35% | Retail other | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	887	862
Gross exposure | Satisfactory | 2.15 to 11.35% | Retail other | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Satisfactory | 2.15 to 11.35% | Retail other | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Satisfactory | 2.15 to 11.35% | Corporate loans | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	9,188	11,139
Gross exposure | Satisfactory | 2.15 to 11.35% | Corporate loans | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	5,331	5,779
Gross exposure | Satisfactory | 2.15 to 11.35% | Corporate loans | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	3,857	5,360
Gross exposure | Satisfactory | 2.15 to 11.35% | Corporate loans | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Satisfactory | 2.15 to 11.35% | Corporate loans | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Satisfactory | Assets and liabilities classified as held for sale | 0.60 to 2.15% | Retail credit cards | Co-branded card portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	5,495
Gross exposure | Satisfactory | Assets and liabilities classified as held for sale | 0.60 to 2.15% | Retail credit cards | Co-branded card portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	5,495
Gross exposure | Satisfactory | Assets and liabilities classified as held for sale | 0.60 to 2.15% | Retail credit cards | Co-branded card portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Gross exposure | Satisfactory | Assets and liabilities classified as held for sale | 0.60 to 2.15% | Retail credit cards | Co-branded card portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Gross exposure | Satisfactory | Assets and liabilities classified as held for sale | 0.60 to 2.15% | Retail credit cards | Co-branded card portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Gross exposure | Satisfactory | Assets and liabilities classified as held for sale | 0.60 to 2.15% | Retail credit cards | German Consumer Finance portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	933	829
Gross exposure | Satisfactory | Assets and liabilities classified as held for sale | 0.60 to 2.15% | Retail credit cards | German Consumer Finance portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	928	755
Gross exposure | Satisfactory | Assets and liabilities classified as held for sale | 0.60 to 2.15% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	5	74
Gross exposure | Satisfactory | Assets and liabilities classified as held for sale | 0.60 to 2.15% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Satisfactory | Assets and liabilities classified as held for sale | 0.60 to 2.15% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Satisfactory | Assets and liabilities classified as held for sale | 0.60 to 2.15% | Retail other | German Consumer Finance portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	551	809
Gross exposure | Satisfactory | Assets and liabilities classified as held for sale | 0.60 to 2.15% | Retail other | German Consumer Finance portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	534	791
Gross exposure | Satisfactory | Assets and liabilities classified as held for sale | 0.60 to 2.15% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	17	18
Gross exposure | Satisfactory | Assets and liabilities classified as held for sale | 0.60 to 2.15% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Satisfactory | Assets and liabilities classified as held for sale | 0.60 to 2.15% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Satisfactory | Assets and liabilities classified as held for sale | 0.60 to 2.15% | Corporate loans | Co-branded card portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	49
Gross exposure | Satisfactory | Assets and liabilities classified as held for sale | 0.60 to 2.15% | Corporate loans | Co-branded card portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	49
Gross exposure | Satisfactory | Assets and liabilities classified as held for sale | 0.60 to 2.15% | Corporate loans | Co-branded card portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Gross exposure | Satisfactory | Assets and liabilities classified as held for sale | 0.60 to 2.15% | Corporate loans | Co-branded card portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Gross exposure | Satisfactory | Assets and liabilities classified as held for sale | 0.60 to 2.15% | Corporate loans | Co-branded card portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Gross exposure | Satisfactory | Assets and liabilities classified as held for sale | 2.15 to 11.35% | Retail credit cards | Co-branded card portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	689
Gross exposure | Satisfactory | Assets and liabilities classified as held for sale | 2.15 to 11.35% | Retail credit cards | Co-branded card portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Gross exposure | Satisfactory | Assets and liabilities classified as held for sale | 2.15 to 11.35% | Retail credit cards | Co-branded card portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	689
Gross exposure | Satisfactory | Assets and liabilities classified as held for sale | 2.15 to 11.35% | Retail credit cards | Co-branded card portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Gross exposure | Satisfactory | Assets and liabilities classified as held for sale | 2.15 to 11.35% | Retail credit cards | Co-branded card portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Gross exposure | Satisfactory | Assets and liabilities classified as held for sale | 2.15 to 11.35% | Retail credit cards | German Consumer Finance portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	456	510
Gross exposure | Satisfactory | Assets and liabilities classified as held for sale | 2.15 to 11.35% | Retail credit cards | German Consumer Finance portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	227	208
Gross exposure | Satisfactory | Assets and liabilities classified as held for sale | 2.15 to 11.35% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	229	302
Gross exposure | Satisfactory | Assets and liabilities classified as held for sale | 2.15 to 11.35% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Satisfactory | Assets and liabilities classified as held for sale | 2.15 to 11.35% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Satisfactory | Assets and liabilities classified as held for sale | 2.15 to 11.35% | Retail other | German Consumer Finance portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	352	556
Gross exposure | Satisfactory | Assets and liabilities classified as held for sale | 2.15 to 11.35% | Retail other | German Consumer Finance portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	170	316
Gross exposure | Satisfactory | Assets and liabilities classified as held for sale | 2.15 to 11.35% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	182	240
Gross exposure | Satisfactory | Assets and liabilities classified as held for sale | 2.15 to 11.35% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Satisfactory | Assets and liabilities classified as held for sale | 2.15 to 11.35% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Satisfactory | Assets and liabilities classified as held for sale | 2.15 to 11.35% | Corporate loans | Co-branded card portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	9
Gross exposure | Satisfactory | Assets and liabilities classified as held for sale | 2.15 to 11.35% | Corporate loans | Co-branded card portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Gross exposure | Satisfactory | Assets and liabilities classified as held for sale | 2.15 to 11.35% | Corporate loans | Co-branded card portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	9
Gross exposure | Satisfactory | Assets and liabilities classified as held for sale | 2.15 to 11.35% | Corporate loans | Co-branded card portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Gross exposure | Satisfactory | Assets and liabilities classified as held for sale | 2.15 to 11.35% | Corporate loans | Co-branded card portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Gross exposure | Higher Risk | 11.35 to 100% | Retail credit cards | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	2,243	2,262
Gross exposure | Higher Risk | 11.35 to 100% | Retail credit cards | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	323	314
Gross exposure | Higher Risk | 11.35 to 100% | Retail credit cards | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	1,920	1,948
Gross exposure | Higher Risk | 11.35 to 100% | Retail credit cards | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Higher Risk | 11.35 to 100% | Retail credit cards | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Higher Risk | 11.35 to 100% | Retail other | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	244	198
Gross exposure | Higher Risk | 11.35 to 100% | Retail other | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	68	18
Gross exposure | Higher Risk | 11.35 to 100% | Retail other | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	176	180
Gross exposure | Higher Risk | 11.35 to 100% | Retail other | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Higher Risk | 11.35 to 100% | Retail other | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Higher Risk | 11.35 to 100% | Corporate loans | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	2,435	2,495
Gross exposure | Higher Risk | 11.35 to 100% | Corporate loans | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	216	221
Gross exposure | Higher Risk | 11.35 to 100% | Corporate loans | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	2,219	2,274
Gross exposure | Higher Risk | 11.35 to 100% | Corporate loans | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Higher Risk | 11.35 to 100% | Corporate loans | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Higher Risk | Assets and liabilities classified as held for sale | 11.35 to 100% | Retail credit cards | Co-branded card portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Gross exposure | Higher Risk | Assets and liabilities classified as held for sale | 11.35 to 100% | Retail credit cards | Co-branded card portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Gross exposure | Higher Risk | Assets and liabilities classified as held for sale | 11.35 to 100% | Retail credit cards | Co-branded card portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Gross exposure | Higher Risk | Assets and liabilities classified as held for sale | 11.35 to 100% | Retail credit cards | Co-branded card portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Gross exposure | Higher Risk | Assets and liabilities classified as held for sale | 11.35 to 100% | Retail credit cards | Co-branded card portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Gross exposure | Higher Risk | Assets and liabilities classified as held for sale | 11.35 to 100% | Retail credit cards | German Consumer Finance portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	73	69
Gross exposure | Higher Risk | Assets and liabilities classified as held for sale | 11.35 to 100% | Retail credit cards | German Consumer Finance portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Higher Risk | Assets and liabilities classified as held for sale | 11.35 to 100% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	73	69
Gross exposure | Higher Risk | Assets and liabilities classified as held for sale | 11.35 to 100% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Higher Risk | Assets and liabilities classified as held for sale | 11.35 to 100% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Higher Risk | Assets and liabilities classified as held for sale | 11.35 to 100% | Retail other | German Consumer Finance portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	21	30
Gross exposure | Higher Risk | Assets and liabilities classified as held for sale | 11.35 to 100% | Retail other | German Consumer Finance portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Higher Risk | Assets and liabilities classified as held for sale | 11.35 to 100% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	21	30
Gross exposure | Higher Risk | Assets and liabilities classified as held for sale | 11.35 to 100% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Higher Risk | Assets and liabilities classified as held for sale | 11.35 to 100% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Higher Risk | Assets and liabilities classified as held for sale | 11.35 to 100% | Corporate loans | Co-branded card portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Gross exposure | Higher Risk | Assets and liabilities classified as held for sale | 11.35 to 100% | Corporate loans | Co-branded card portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Gross exposure | Higher Risk | Assets and liabilities classified as held for sale | 11.35 to 100% | Corporate loans | Co-branded card portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Gross exposure | Higher Risk | Assets and liabilities classified as held for sale | 11.35 to 100% | Corporate loans | Co-branded card portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Gross exposure | Higher Risk | Assets and liabilities classified as held for sale | 11.35 to 100% | Corporate loans | Co-branded card portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(5,532)	(6,252)
Accumulated impairment | Retail credit cards
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(3,307)	(3,486)	(3,033)
Accumulated impairment | Retail credit cards | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(3,307)	(3,486)
Accumulated impairment | Retail credit cards | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(553)	(523)	(458)
Accumulated impairment | Retail credit cards | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(1,247)	(1,630)	(1,620)
Accumulated impairment | Retail credit cards | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(1,507)	(1,333)	(955)
Accumulated impairment | Retail credit cards | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0	0
Accumulated impairment | Retail other
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(410)	(353)	(574)
Accumulated impairment | Retail other | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(410)	(353)
Accumulated impairment | Retail other | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(138)	(59)	(100)
Accumulated impairment | Retail other | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(111)	(118)	(166)
Accumulated impairment | Retail other | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(161)	(176)	(308)
Accumulated impairment | Retail other | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0	0
Accumulated impairment | Corporate loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(1,166)	(1,299)	(1,427)
Accumulated impairment | Corporate loans | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(1,166)	(1,299)
Accumulated impairment | Corporate loans | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(209)	(287)	(461)
Accumulated impairment | Corporate loans | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(331)	(414)	(424)
Accumulated impairment | Corporate loans | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(626)	(598)	(542)
Accumulated impairment | Corporate loans | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0	£ 0
Accumulated impairment | 100% | Retail credit cards | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(1,507)	(1,333)
Accumulated impairment | 100% | Retail credit cards | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | 100% | Retail credit cards | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | 100% | Retail credit cards | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(1,507)	(1,333)
Accumulated impairment | 100% | Retail credit cards | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | 100% | Retail other | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(161)	(176)
Accumulated impairment | 100% | Retail other | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | 100% | Retail other | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | 100% | Retail other | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(161)	(176)
Accumulated impairment | 100% | Retail other | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | 100% | Corporate loans | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(624)	(596)
Accumulated impairment | 100% | Corporate loans | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | 100% | Corporate loans | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | 100% | Corporate loans | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(624)	(596)
Accumulated impairment | 100% | Corporate loans | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Assets and liabilities classified as held for sale | Co-branded card portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(300)	0
Accumulated impairment | Assets and liabilities classified as held for sale | Retail credit cards | Co-branded card portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(271)	0
Accumulated impairment | Assets and liabilities classified as held for sale | Retail credit cards | Co-branded card portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(271)
Accumulated impairment | Assets and liabilities classified as held for sale | Retail credit cards | Co-branded card portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(64)	0
Accumulated impairment | Assets and liabilities classified as held for sale | Retail credit cards | Co-branded card portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(161)	0
Accumulated impairment | Assets and liabilities classified as held for sale | Retail credit cards | Co-branded card portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(46)
Accumulated impairment | Assets and liabilities classified as held for sale | Retail credit cards | Co-branded card portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Accumulated impairment | Assets and liabilities classified as held for sale | Retail credit cards | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(116)	(124)
Accumulated impairment | Assets and liabilities classified as held for sale | Retail credit cards | German Consumer Finance portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(116)	(124)
Accumulated impairment | Assets and liabilities classified as held for sale | Retail credit cards | German Consumer Finance portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(18)	(15)
Accumulated impairment | Assets and liabilities classified as held for sale | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(29)	(41)
Accumulated impairment | Assets and liabilities classified as held for sale | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(69)	(68)
Accumulated impairment | Assets and liabilities classified as held for sale | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Assets and liabilities classified as held for sale | Retail other | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(97)	(112)
Accumulated impairment | Assets and liabilities classified as held for sale | Retail other | German Consumer Finance portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(97)	(112)
Accumulated impairment | Assets and liabilities classified as held for sale | Retail other | German Consumer Finance portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(16)	(20)
Accumulated impairment | Assets and liabilities classified as held for sale | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(33)	(32)
Accumulated impairment | Assets and liabilities classified as held for sale | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(48)	(60)
Accumulated impairment | Assets and liabilities classified as held for sale | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Assets and liabilities classified as held for sale | Corporate loans | Co-branded card portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(5)	0
Accumulated impairment | Assets and liabilities classified as held for sale | Corporate loans | Co-branded card portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(5)
Accumulated impairment | Assets and liabilities classified as held for sale | Corporate loans | Co-branded card portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(1)	0
Accumulated impairment | Assets and liabilities classified as held for sale | Corporate loans | Co-branded card portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(3)	0
Accumulated impairment | Assets and liabilities classified as held for sale | Corporate loans | Co-branded card portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(1)
Accumulated impairment | Assets and liabilities classified as held for sale | Corporate loans | Co-branded card portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Accumulated impairment | Assets and liabilities classified as held for sale | 100% | Retail credit cards | Co-branded card portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(46)
Accumulated impairment | Assets and liabilities classified as held for sale | 100% | Retail credit cards | Co-branded card portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Accumulated impairment | Assets and liabilities classified as held for sale | 100% | Retail credit cards | Co-branded card portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Accumulated impairment | Assets and liabilities classified as held for sale | 100% | Retail credit cards | Co-branded card portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(46)
Accumulated impairment | Assets and liabilities classified as held for sale | 100% | Retail credit cards | Co-branded card portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Accumulated impairment | Assets and liabilities classified as held for sale | 100% | Retail credit cards | German Consumer Finance portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(69)	(68)
Accumulated impairment | Assets and liabilities classified as held for sale | 100% | Retail credit cards | German Consumer Finance portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Assets and liabilities classified as held for sale | 100% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Assets and liabilities classified as held for sale | 100% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(69)	(68)
Accumulated impairment | Assets and liabilities classified as held for sale | 100% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Assets and liabilities classified as held for sale | 100% | Retail other | German Consumer Finance portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(48)	(60)
Accumulated impairment | Assets and liabilities classified as held for sale | 100% | Retail other | German Consumer Finance portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Assets and liabilities classified as held for sale | 100% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Assets and liabilities classified as held for sale | 100% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(48)	(60)
Accumulated impairment | Assets and liabilities classified as held for sale | 100% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Assets and liabilities classified as held for sale | 100% | Corporate loans | Co-branded card portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(1)
Accumulated impairment | Assets and liabilities classified as held for sale | 100% | Corporate loans | Co-branded card portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Accumulated impairment | Assets and liabilities classified as held for sale | 100% | Corporate loans | Co-branded card portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Accumulated impairment | Assets and liabilities classified as held for sale | 100% | Corporate loans | Co-branded card portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(1)
Accumulated impairment | Assets and liabilities classified as held for sale | 100% | Corporate loans | Co-branded card portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Accumulated impairment | Strong | 0.0 to 0.05% | Retail credit cards | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | 0.0 to 0.05% | Retail credit cards | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | 0.0 to 0.05% | Retail credit cards | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | 0.0 to 0.05% | Retail credit cards | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | 0.0 to 0.05% | Retail credit cards | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | 0.0 to 0.05% | Retail other | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(1)	(1)
Accumulated impairment | Strong | 0.0 to 0.05% | Retail other | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(1)	(1)
Accumulated impairment | Strong | 0.0 to 0.05% | Retail other | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | 0.0 to 0.05% | Retail other | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | 0.0 to 0.05% | Retail other | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | 0.0 to 0.05% | Corporate loans | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(9)	(6)
Accumulated impairment | Strong | 0.0 to 0.05% | Corporate loans | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(6)	(4)
Accumulated impairment | Strong | 0.0 to 0.05% | Corporate loans | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(1)	0
Accumulated impairment | Strong | 0.0 to 0.05% | Corporate loans | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(2)	(2)
Accumulated impairment | Strong | 0.0 to 0.05% | Corporate loans | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | 0.05 to 0.15% | Retail credit cards | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(2)	(2)
Accumulated impairment | Strong | 0.05 to 0.15% | Retail credit cards | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(2)	(2)
Accumulated impairment | Strong | 0.05 to 0.15% | Retail credit cards | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | 0.05 to 0.15% | Retail credit cards | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | 0.05 to 0.15% | Retail credit cards | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | 0.05 to 0.15% | Retail other | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(2)	(1)
Accumulated impairment | Strong | 0.05 to 0.15% | Retail other | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(2)	(1)
Accumulated impairment | Strong | 0.05 to 0.15% | Retail other | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | 0.05 to 0.15% | Retail other | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | 0.05 to 0.15% | Retail other | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | 0.05 to 0.15% | Corporate loans | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(10)	(15)
Accumulated impairment | Strong | 0.05 to 0.15% | Corporate loans | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(10)	(15)
Accumulated impairment | Strong | 0.05 to 0.15% | Corporate loans | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | 0.05 to 0.15% | Corporate loans | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | 0.05 to 0.15% | Corporate loans | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | 0.15 to 0.30% | Retail credit cards | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(9)	(9)
Accumulated impairment | Strong | 0.15 to 0.30% | Retail credit cards | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(9)	(9)
Accumulated impairment | Strong | 0.15 to 0.30% | Retail credit cards | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | 0.15 to 0.30% | Retail credit cards | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | 0.15 to 0.30% | Retail credit cards | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | 0.15 to 0.30% | Retail other | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(4)	(2)
Accumulated impairment | Strong | 0.15 to 0.30% | Retail other | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(4)	(2)
Accumulated impairment | Strong | 0.15 to 0.30% | Retail other | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | 0.15 to 0.30% | Retail other | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | 0.15 to 0.30% | Retail other | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | 0.15 to 0.30% | Corporate loans | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(11)	(12)
Accumulated impairment | Strong | 0.15 to 0.30% | Corporate loans | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(9)	(9)
Accumulated impairment | Strong | 0.15 to 0.30% | Corporate loans | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(2)	(3)
Accumulated impairment | Strong | 0.15 to 0.30% | Corporate loans | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | 0.15 to 0.30% | Corporate loans | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | 0.30 to 0.60% | Retail credit cards | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(26)	(27)
Accumulated impairment | Strong | 0.30 to 0.60% | Retail credit cards | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(26)	(27)
Accumulated impairment | Strong | 0.30 to 0.60% | Retail credit cards | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | 0.30 to 0.60% | Retail credit cards | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | 0.30 to 0.60% | Retail credit cards | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | 0.30 to 0.60% | Retail other | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(14)	(20)
Accumulated impairment | Strong | 0.30 to 0.60% | Retail other | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(11)	(16)
Accumulated impairment | Strong | 0.30 to 0.60% | Retail other | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(3)	(4)
Accumulated impairment | Strong | 0.30 to 0.60% | Retail other | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | 0.30 to 0.60% | Retail other | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | 0.30 to 0.60% | Corporate loans | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(26)	(45)
Accumulated impairment | Strong | 0.30 to 0.60% | Corporate loans | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(23)	(41)
Accumulated impairment | Strong | 0.30 to 0.60% | Corporate loans | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(3)	(4)
Accumulated impairment | Strong | 0.30 to 0.60% | Corporate loans | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | 0.30 to 0.60% | Corporate loans | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.0 to 0.05% | Retail credit cards | Co-branded card portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.0 to 0.05% | Retail credit cards | Co-branded card portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.0 to 0.05% | Retail credit cards | Co-branded card portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.0 to 0.05% | Retail credit cards | Co-branded card portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.0 to 0.05% | Retail credit cards | Co-branded card portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.0 to 0.05% | Retail credit cards | German Consumer Finance portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.0 to 0.05% | Retail credit cards | German Consumer Finance portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.0 to 0.05% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.0 to 0.05% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.0 to 0.05% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.0 to 0.05% | Retail other | German Consumer Finance portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.0 to 0.05% | Retail other | German Consumer Finance portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.0 to 0.05% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.0 to 0.05% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.0 to 0.05% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.0 to 0.05% | Corporate loans | Co-branded card portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.0 to 0.05% | Corporate loans | Co-branded card portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.0 to 0.05% | Corporate loans | Co-branded card portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.0 to 0.05% | Corporate loans | Co-branded card portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.0 to 0.05% | Corporate loans | Co-branded card portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.05 to 0.15% | Retail credit cards | Co-branded card portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.05 to 0.15% | Retail credit cards | Co-branded card portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.05 to 0.15% | Retail credit cards | Co-branded card portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.05 to 0.15% | Retail credit cards | Co-branded card portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.05 to 0.15% | Retail credit cards | Co-branded card portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.05 to 0.15% | Retail credit cards | German Consumer Finance portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(1)	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.05 to 0.15% | Retail credit cards | German Consumer Finance portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(1)	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.05 to 0.15% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.05 to 0.15% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.05 to 0.15% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.05 to 0.15% | Retail other | German Consumer Finance portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.05 to 0.15% | Retail other | German Consumer Finance portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.05 to 0.15% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.05 to 0.15% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.05 to 0.15% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.05 to 0.15% | Corporate loans | Co-branded card portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.05 to 0.15% | Corporate loans | Co-branded card portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.05 to 0.15% | Corporate loans | Co-branded card portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.05 to 0.15% | Corporate loans | Co-branded card portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.05 to 0.15% | Corporate loans | Co-branded card portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.15 to 0.30% | Retail credit cards | Co-branded card portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.15 to 0.30% | Retail credit cards | Co-branded card portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.15 to 0.30% | Retail credit cards | Co-branded card portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.15 to 0.30% | Retail credit cards | Co-branded card portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.15 to 0.30% | Retail credit cards | Co-branded card portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.15 to 0.30% | Retail credit cards | German Consumer Finance portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(1)	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.15 to 0.30% | Retail credit cards | German Consumer Finance portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(1)	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.15 to 0.30% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.15 to 0.30% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.15 to 0.30% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.15 to 0.30% | Retail other | German Consumer Finance portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.15 to 0.30% | Retail other | German Consumer Finance portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.15 to 0.30% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.15 to 0.30% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.15 to 0.30% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.15 to 0.30% | Corporate loans | Co-branded card portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.15 to 0.30% | Corporate loans | Co-branded card portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.15 to 0.30% | Corporate loans | Co-branded card portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.15 to 0.30% | Corporate loans | Co-branded card portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.15 to 0.30% | Corporate loans | Co-branded card portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.30 to 0.60% | Retail credit cards | Co-branded card portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.30 to 0.60% | Retail credit cards | Co-branded card portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.30 to 0.60% | Retail credit cards | Co-branded card portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.30 to 0.60% | Retail credit cards | Co-branded card portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.30 to 0.60% | Retail credit cards | Co-branded card portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.30 to 0.60% | Retail credit cards | German Consumer Finance portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(1)	(1)
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.30 to 0.60% | Retail credit cards | German Consumer Finance portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(1)	(1)
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.30 to 0.60% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.30 to 0.60% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.30 to 0.60% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.30 to 0.60% | Retail other | German Consumer Finance portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(1)	(1)
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.30 to 0.60% | Retail other | German Consumer Finance portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(1)	(1)
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.30 to 0.60% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.30 to 0.60% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.30 to 0.60% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.30 to 0.60% | Corporate loans | Co-branded card portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.30 to 0.60% | Corporate loans | Co-branded card portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.30 to 0.60% | Corporate loans | Co-branded card portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.30 to 0.60% | Corporate loans | Co-branded card portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.30 to 0.60% | Corporate loans | Co-branded card portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Accumulated impairment | Satisfactory | 0.60 to 2.15% | Retail credit cards | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(191)	(151)
Accumulated impairment | Satisfactory | 0.60 to 2.15% | Retail credit cards | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(179)	(137)
Accumulated impairment | Satisfactory | 0.60 to 2.15% | Retail credit cards | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(12)	(14)
Accumulated impairment | Satisfactory | 0.60 to 2.15% | Retail credit cards | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Satisfactory | 0.60 to 2.15% | Retail credit cards | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Satisfactory | 0.60 to 2.15% | Retail other | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(92)	(30)
Accumulated impairment | Satisfactory | 0.60 to 2.15% | Retail other | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(82)	(15)
Accumulated impairment | Satisfactory | 0.60 to 2.15% | Retail other | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(10)	(15)
Accumulated impairment | Satisfactory | 0.60 to 2.15% | Retail other | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Satisfactory | 0.60 to 2.15% | Retail other | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Satisfactory | 0.60 to 2.15% | Corporate loans | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(123)	(174)
Accumulated impairment | Satisfactory | 0.60 to 2.15% | Corporate loans | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(79)	(106)
Accumulated impairment | Satisfactory | 0.60 to 2.15% | Corporate loans | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(44)	(68)
Accumulated impairment | Satisfactory | 0.60 to 2.15% | Corporate loans | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Satisfactory | 0.60 to 2.15% | Corporate loans | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Satisfactory | 2.15 to 11.35% | Retail credit cards | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(736)	(1,013)
Accumulated impairment | Satisfactory | 2.15 to 11.35% | Retail credit cards | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(290)	(314)
Accumulated impairment | Satisfactory | 2.15 to 11.35% | Retail credit cards | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(446)	(699)
Accumulated impairment | Satisfactory | 2.15 to 11.35% | Retail credit cards | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Satisfactory | 2.15 to 11.35% | Retail credit cards | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Satisfactory | 2.15 to 11.35% | Retail other | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(62)	(65)
Accumulated impairment | Satisfactory | 2.15 to 11.35% | Retail other | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(21)	(22)
Accumulated impairment | Satisfactory | 2.15 to 11.35% | Retail other | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(41)	(43)
Accumulated impairment | Satisfactory | 2.15 to 11.35% | Retail other | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Satisfactory | 2.15 to 11.35% | Retail other | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Satisfactory | 2.15 to 11.35% | Corporate loans | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(201)	(268)
Accumulated impairment | Satisfactory | 2.15 to 11.35% | Corporate loans | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(73)	(101)
Accumulated impairment | Satisfactory | 2.15 to 11.35% | Corporate loans | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(128)	(167)
Accumulated impairment | Satisfactory | 2.15 to 11.35% | Corporate loans | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Satisfactory | 2.15 to 11.35% | Corporate loans | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Satisfactory | Assets and liabilities classified as held for sale | 0.60 to 2.15% | Retail credit cards | Co-branded card portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(64)
Accumulated impairment | Satisfactory | Assets and liabilities classified as held for sale | 0.60 to 2.15% | Retail credit cards | Co-branded card portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(64)
Accumulated impairment | Satisfactory | Assets and liabilities classified as held for sale | 0.60 to 2.15% | Retail credit cards | Co-branded card portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Accumulated impairment | Satisfactory | Assets and liabilities classified as held for sale | 0.60 to 2.15% | Retail credit cards | Co-branded card portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Accumulated impairment | Satisfactory | Assets and liabilities classified as held for sale | 0.60 to 2.15% | Retail credit cards | Co-branded card portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Accumulated impairment | Satisfactory | Assets and liabilities classified as held for sale | 0.60 to 2.15% | Retail credit cards | German Consumer Finance portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(9)	(13)
Accumulated impairment | Satisfactory | Assets and liabilities classified as held for sale | 0.60 to 2.15% | Retail credit cards | German Consumer Finance portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(9)	(8)
Accumulated impairment | Satisfactory | Assets and liabilities classified as held for sale | 0.60 to 2.15% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	(5)
Accumulated impairment | Satisfactory | Assets and liabilities classified as held for sale | 0.60 to 2.15% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Satisfactory | Assets and liabilities classified as held for sale | 0.60 to 2.15% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Satisfactory | Assets and liabilities classified as held for sale | 0.60 to 2.15% | Retail other | German Consumer Finance portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(10)	(10)
Accumulated impairment | Satisfactory | Assets and liabilities classified as held for sale | 0.60 to 2.15% | Retail other | German Consumer Finance portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(6)	(8)
Accumulated impairment | Satisfactory | Assets and liabilities classified as held for sale | 0.60 to 2.15% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(4)	(2)
Accumulated impairment | Satisfactory | Assets and liabilities classified as held for sale | 0.60 to 2.15% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Satisfactory | Assets and liabilities classified as held for sale | 0.60 to 2.15% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Satisfactory | Assets and liabilities classified as held for sale | 0.60 to 2.15% | Corporate loans | Co-branded card portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(1)
Accumulated impairment | Satisfactory | Assets and liabilities classified as held for sale | 0.60 to 2.15% | Corporate loans | Co-branded card portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(1)
Accumulated impairment | Satisfactory | Assets and liabilities classified as held for sale | 0.60 to 2.15% | Corporate loans | Co-branded card portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Accumulated impairment | Satisfactory | Assets and liabilities classified as held for sale | 0.60 to 2.15% | Corporate loans | Co-branded card portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Accumulated impairment | Satisfactory | Assets and liabilities classified as held for sale | 0.60 to 2.15% | Corporate loans | Co-branded card portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Accumulated impairment | Satisfactory | Assets and liabilities classified as held for sale | 2.15 to 11.35% | Retail credit cards | Co-branded card portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(161)
Accumulated impairment | Satisfactory | Assets and liabilities classified as held for sale | 2.15 to 11.35% | Retail credit cards | Co-branded card portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Accumulated impairment | Satisfactory | Assets and liabilities classified as held for sale | 2.15 to 11.35% | Retail credit cards | Co-branded card portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(161)
Accumulated impairment | Satisfactory | Assets and liabilities classified as held for sale | 2.15 to 11.35% | Retail credit cards | Co-branded card portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Accumulated impairment | Satisfactory | Assets and liabilities classified as held for sale | 2.15 to 11.35% | Retail credit cards | Co-branded card portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Accumulated impairment | Satisfactory | Assets and liabilities classified as held for sale | 2.15 to 11.35% | Retail credit cards | German Consumer Finance portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(21)	(28)
Accumulated impairment | Satisfactory | Assets and liabilities classified as held for sale | 2.15 to 11.35% | Retail credit cards | German Consumer Finance portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(6)	(6)
Accumulated impairment | Satisfactory | Assets and liabilities classified as held for sale | 2.15 to 11.35% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(15)	(22)
Accumulated impairment | Satisfactory | Assets and liabilities classified as held for sale | 2.15 to 11.35% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Satisfactory | Assets and liabilities classified as held for sale | 2.15 to 11.35% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Satisfactory | Assets and liabilities classified as held for sale | 2.15 to 11.35% | Retail other | German Consumer Finance portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(31)	(35)
Accumulated impairment | Satisfactory | Assets and liabilities classified as held for sale | 2.15 to 11.35% | Retail other | German Consumer Finance portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(9)	(11)
Accumulated impairment | Satisfactory | Assets and liabilities classified as held for sale | 2.15 to 11.35% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(22)	(24)
Accumulated impairment | Satisfactory | Assets and liabilities classified as held for sale | 2.15 to 11.35% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Satisfactory | Assets and liabilities classified as held for sale | 2.15 to 11.35% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Satisfactory | Assets and liabilities classified as held for sale | 2.15 to 11.35% | Corporate loans | Co-branded card portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(3)
Accumulated impairment | Satisfactory | Assets and liabilities classified as held for sale | 2.15 to 11.35% | Corporate loans | Co-branded card portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Accumulated impairment | Satisfactory | Assets and liabilities classified as held for sale | 2.15 to 11.35% | Corporate loans | Co-branded card portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(3)
Accumulated impairment | Satisfactory | Assets and liabilities classified as held for sale | 2.15 to 11.35% | Corporate loans | Co-branded card portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Accumulated impairment | Satisfactory | Assets and liabilities classified as held for sale | 2.15 to 11.35% | Corporate loans | Co-branded card portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Accumulated impairment | Higher Risk | 11.35 to 100% | Retail credit cards | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(836)	(951)
Accumulated impairment | Higher Risk | 11.35 to 100% | Retail credit cards | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(47)	(34)
Accumulated impairment | Higher Risk | 11.35 to 100% | Retail credit cards | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(789)	(917)
Accumulated impairment | Higher Risk | 11.35 to 100% | Retail credit cards | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Higher Risk | 11.35 to 100% | Retail credit cards | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Higher Risk | 11.35 to 100% | Retail other | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(74)	(58)
Accumulated impairment | Higher Risk | 11.35 to 100% | Retail other | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(17)	(2)
Accumulated impairment | Higher Risk | 11.35 to 100% | Retail other | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(57)	(56)
Accumulated impairment | Higher Risk | 11.35 to 100% | Retail other | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Higher Risk | 11.35 to 100% | Retail other | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Higher Risk | 11.35 to 100% | Corporate loans | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(162)	(183)
Accumulated impairment | Higher Risk | 11.35 to 100% | Corporate loans | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(9)	(11)
Accumulated impairment | Higher Risk | 11.35 to 100% | Corporate loans | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(153)	(172)
Accumulated impairment | Higher Risk | 11.35 to 100% | Corporate loans | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Higher Risk | 11.35 to 100% | Corporate loans | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Higher Risk | Assets and liabilities classified as held for sale | 11.35 to 100% | Retail credit cards | Co-branded card portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Accumulated impairment | Higher Risk | Assets and liabilities classified as held for sale | 11.35 to 100% | Retail credit cards | Co-branded card portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Accumulated impairment | Higher Risk | Assets and liabilities classified as held for sale | 11.35 to 100% | Retail credit cards | Co-branded card portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Accumulated impairment | Higher Risk | Assets and liabilities classified as held for sale | 11.35 to 100% | Retail credit cards | Co-branded card portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Accumulated impairment | Higher Risk | Assets and liabilities classified as held for sale | 11.35 to 100% | Retail credit cards | Co-branded card portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Accumulated impairment | Higher Risk | Assets and liabilities classified as held for sale | 11.35 to 100% | Retail credit cards | German Consumer Finance portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(14)	(14)
Accumulated impairment | Higher Risk | Assets and liabilities classified as held for sale | 11.35 to 100% | Retail credit cards | German Consumer Finance portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Higher Risk | Assets and liabilities classified as held for sale | 11.35 to 100% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(14)	(14)
Accumulated impairment | Higher Risk | Assets and liabilities classified as held for sale | 11.35 to 100% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Higher Risk | Assets and liabilities classified as held for sale | 11.35 to 100% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Higher Risk | Assets and liabilities classified as held for sale | 11.35 to 100% | Retail other | German Consumer Finance portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(7)	(6)
Accumulated impairment | Higher Risk | Assets and liabilities classified as held for sale | 11.35 to 100% | Retail other | German Consumer Finance portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Higher Risk | Assets and liabilities classified as held for sale | 11.35 to 100% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(7)	(6)
Accumulated impairment | Higher Risk | Assets and liabilities classified as held for sale | 11.35 to 100% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Higher Risk | Assets and liabilities classified as held for sale | 11.35 to 100% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	£ 0
Accumulated impairment | Higher Risk | Assets and liabilities classified as held for sale | 11.35 to 100% | Corporate loans | Co-branded card portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Accumulated impairment | Higher Risk | Assets and liabilities classified as held for sale | 11.35 to 100% | Corporate loans | Co-branded card portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Accumulated impairment | Higher Risk | Assets and liabilities classified as held for sale | 11.35 to 100% | Corporate loans | Co-branded card portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Accumulated impairment | Higher Risk | Assets and liabilities classified as held for sale | 11.35 to 100% | Corporate loans | Co-branded card portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0
Accumulated impairment | Higher Risk | Assets and liabilities classified as held for sale | 11.35 to 100% | Corporate loans | Co-branded card portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 0